Profit before Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
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Details of Profit before Income Tax
Profit before income tax is stated after charging/(crediting) the following:

	For the year ended 31 December
	2021	2020	2019
	RMB million	RMB million	RMB million
Employee salaries and welfare costs	20,928	19,534	20,127
Housing benefits	1,412	1,318	1,189
Contribution to the defined contribution pension plan	3,273	2,455	2,905
Depreciation and amortisation	5,287	5,162	4,379
Foreign exchange gains	(645)	(119)	67
Remuneration in respect of audit services provided by auditors	53	63	60